UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/17 (Unaudited)

CORPORATE BONDS AND NOTES (46.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (26.0%)

ABN Amro Bank NV 144A sr. unsec. FRN (Netherlands)	1.798	1/18/19	$53,350,000	$53,548,889

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (Australia)	1.816	9/23/19	28,940,000	29,113,987

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.787	11/16/18	11,770,000	11,865,255

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.598	1/16/18	11,500,000	11,524,748

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. unsub. FRN	1.599	5/15/18	9,000,000	9,037,287

Bank of America Corp. sr. unsec. notes Ser. GMTN	6.400	8/28/17	4,500,000	4,571,312

Bank of America Corp. sr. unsec. unsub. FRN	2.198	1/15/19	20,184,000	20,406,468

Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN	2.018	4/1/19	14,151,000	14,280,793

Bank of America Corp. unsec. sub. FRN	1.585	5/2/17	15,837,000	15,837,792

Bank of Montreal sr. unsec. unsub. FRN (Canada)	1.515	4/10/18	3,000,000	3,001,188

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	1.808	7/18/19	5,000,000	5,027,545

Bank of Montreal sr. unsec. unsub. FRN Ser. MTN (Canada)	1.720	12/12/19	7,000,000	7,044,177

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. MTN	1.594	8/1/18	645,000	648,915

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN	1.430	5/22/18	7,715,000	7,737,165

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN Ser. 1	1.540	3/6/18	4,062,000	4,074,832

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.988	1/15/19	5,000,000	5,043,625

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.781	6/14/19	10,000,000	10,079,460

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.720	12/5/19	10,000,000	10,063,570

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	1.590	6/11/18	11,790,000	11,828,612

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.650	3/5/18	5,000,000	5,006,400

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	1.416	9/8/17	5,000,000	4,999,650

Barclays Bank PLC 144A unsec. sub. notes (United Kingdom)	6.050	12/4/17	13,500,000	13,803,426

Barclays PLC sr. unsec. unsub. notes (United Kingdom)	2.000	3/16/18	19,900,000	19,909,751

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN	1.873	1/15/20	2,882,000	2,901,177

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN	1.701	6/15/20	13,000,000	13,059,696

BB&T Corp. sr. unsec. unsub. FRN Ser. MTN	1.694	2/1/19	10,813,000	10,887,112

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	1.494	5/7/17	2,403,000	2,403,144

BPCE SA company guaranty sr. unsec. unsub. FRB Ser. MTN (France)	1.766	6/23/17	13,000,000	13,010,348

Branch Banking & Trust Co. sr. unsec. FRN	1.608	1/15/20	10,000,000	10,019,710

Branch Banking & Trust Co. sr. unsec. unsub. FRN Ser. MTN	1.564	5/1/19	16,250,000	16,311,246

Branch Banking & Trust Co. unsec. sub. FRN Ser. BKNT	1.353	5/23/17	11,000,000	11,000,429

Capital One NA/Mclean VA sr. unsec. FRN	2.192	8/17/18	8,525,000	8,603,447

Capital One NA/Mclean VA sr. unsec. FRN	1.885	9/13/19	18,600,000	18,679,422

Capital One, NA sr. unsec. FRN Ser. BKNT	1.714	2/5/18	13,850,000	13,885,968

Citigroup, Inc. sr. unsec. FRN	2.032	6/7/19	22,707,000	22,856,548

Citigroup, Inc. sr. unsec. FRN	1.945	1/10/20	15,000,000	15,066,180

Citigroup, Inc. sr. unsec. FRN	1.860	4/27/18	12,238,000	12,285,802

Citigroup, Inc. sr. unsec. unsub. FRN	2.052	7/30/18	8,025,000	8,078,021

Citigroup, Inc. sr. unsec. unsub. notes	1.550	8/14/17	5,260,000	5,262,246

Citizens Bank NA/Providence RI sr. unsec. FRN	1.604	3/2/20	14,750,000	14,770,281

Citizens Bank NA/Providence RI sr. unsec. notes Ser. MTN	1.600	12/4/17	3,800,000	3,795,444

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	1.674	11/7/19	13,527,000	13,617,874

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	1.559	3/10/20	14,900,000	14,914,379

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	1.376	9/8/17	8,007,000	8,011,468

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	2.191	3/15/19	6,550,000	6,637,646

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	1.520	3/12/18	10,000,000	10,012,240

Credit Agricole SA/London 144A sr. unsec. FRN (United Kingdom)	1.958	4/15/19	5,940,000	5,977,380

Credit Agricole SA/London 144A sr. unsec. notes (United Kingdom)	3.000	10/1/17	6,000,000	6,031,890

Credit Suisse AG/New York NY unsec. sub. notes	6.000	2/15/18	3,600,000	3,713,864

Credit Suisse AG/New York, NY sr. unsec. FRN	1.862	1/29/18	19,307,000	19,367,566

Credit Suisse AG/New York, NY sr. unsec. FRN	1.850	4/27/18	10,600,000	10,633,167

Credit Suisse AG/New York, NY sr. unsec. notes Ser. GMTN	1.375	5/26/17	3,000,000	3,000,600

Danske Bank A/S 144A sr. unsec. FRN (Denmark)	1.680	9/6/19	26,853,000	26,949,725

Danske Bank A/S 144A sr. unsec. FRN (Denmark)	1.574	3/2/20	20,000,000	20,007,420

Deutsche Bank AG/London sr. unsec. unsub. notes (United Kingdom)	1.350	5/30/17	5,585,000	5,584,704

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN	1.743	9/27/19	10,565,000	10,567,451

Firth Third Bank/Cincinnati, OH sr. unsec. FRN Ser. MTN	1.967	8/20/18	12,500,000	12,570,188

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	1.800	9/6/17	8,830,000	8,801,921

HBOS PLC 144A unsec. sub. notes Ser. GMTN (United Kingdom)	6.750	5/21/18	2,935,000	3,069,068

HSBC USA, Inc. sr. unsec. unsub. FRN	2.037	9/24/18	16,190,000	16,281,376

HSBC USA, Inc. sr. unsec. unsub. FRN	1.804	8/7/18	13,250,000	13,317,549

HSBC USA, Inc. sr. unsec. unsub. FRN	1.644	11/13/19	7,000,000	7,028,462

Huntington National Bank (The) sr. unsec. FRN	1.619	3/10/20	10,000,000	10,004,750

ING Bank NV 144A sr. unsec. FRN (Netherlands)	2.286	3/22/19	3,530,000	3,576,151

ING Bank NV 144A sr. unsec. FRN (Netherlands)	2.012	8/17/20	2,650,000	2,676,675

ING Bank NV 144A sr. unsec. FRN (Netherlands)	1.822	8/17/18	7,000,000	7,035,028

ING Bank NV 144A sr. unsec. unsub. FRN (Netherlands)	1.838	10/1/19	14,455,000	14,505,650

ING Bank NV 144A unsec. FRN (Netherlands)	1.687	3/16/18	20,050,000	20,095,052

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN	1.565	3/1/18	5,000,000	5,013,200

JPMorgan Chase & Co. sr. unsec. unsub. FRN	2.377	10/29/20	2,600,000	2,653,378

JPMorgan Chase & Co. sr. unsec. unsub. FRN	2.108	1/23/20	23,528,000	23,870,003

JPMorgan Chase & Co. sr. unsec. unsub. FRN	2.056	1/25/18	10,003,000	10,058,877

JPMorgan Chase & Co. sr. unsec. unsub. FRN	1.706	4/25/18	7,000,000	7,029,064

JPMorgan Chase & Co. sr. unsec. unsub. FRN Ser. 1	1.802	1/28/19	10,665,000	10,722,164

JPMorgan Chase & Co. unsec. sub. notes	6.125	6/27/17	4,257,000	4,286,007

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	1.456	7/25/17	9,850,000	9,853,339

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT	1.400	7/25/17	14,629,000	14,629,278

Manufacturers & Traders Trust Co. unsec. sub. notes	6.625	12/4/17	5,960,000	6,126,600

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.793	3/26/18	16,000,000	16,026,832

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	1.603	9/25/17	18,959,000	18,974,565

MUFG Union Bank NA sr. unsec. FRN	1.434	5/5/17	4,000,000	4,000,088

National Australia Bank, Ltd. 144A sr. unsec. FRN (Australia)	1.796	12/9/19	2,600,000	2,618,476

National Australia Bank, Ltd. 144A sr. unsec. FRN (Australia)	1.745	1/10/20	9,750,000	9,797,951

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.938	1/14/19	30,770,000	30,997,329

National Australia Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.793	7/23/18	10,000,000	10,048,500

National Bank of Canada company guaranty sr. unsec. FRN Ser. MTN (Canada)	1.758	1/17/20	19,750,000	19,831,173

National Bank of Canada sr. unsec. FRN Ser. BKNT (Canada)	1.961	12/14/18	14,770,000	14,840,453

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	1.472	6/7/17	28,214,000	28,221,195

National City Bank/Cleveland, OH unsec. sub. notes Ser. BKNT	5.800	6/7/17	3,200,000	3,213,616

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	1.988	9/17/18	15,800,000	15,940,035

Northern Trust Co. (The) unsec. sub. notes Ser. MTN	5.850	11/9/17	10,800,000	11,042,914

PNC Bank NA sr. unsec. FRN	1.502	12/7/18	10,000,000	10,039,480

PNC Bank NA sr. unsec. FRN Ser. MTN	1.475	6/1/18	5,500,000	5,507,816

PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN	1.284	8/7/18	10,000,000	9,998,420

Rabobank Nederland NV/NY sr. unsec. FRN Ser. BKNT (Netherlands)	1.689	8/9/19	30,600,000	30,681,335

Royal Bank of Canada sr. unsec. FRN Ser. GMTN (Canada)	1.480	3/2/20	20,000,000	20,018,600

Royal Bank of Canada sr. unsec. unsub. FRN (Canada)	1.809	12/10/18	12,000,000	12,092,208

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	1.712	7/30/18	10,000,000	10,044,040

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	1.652	7/29/19	10,175,000	10,205,026

Santander Holdings USA, Inc. sr. unsec. unsub. FRN	2.504	11/24/17	20,096,000	20,208,598

Santander UK PLC sr. unsec. unsub. FRN (United Kingdom)	1.562	9/29/17	15,025,000	15,028,636

Santander UK PLC sr. unsec. unsub. FRN Ser. GMTN (United Kingdom)	1.904	8/24/18	12,000,000	12,055,632

Skandinaviska Enskilda Banken AB 144A sr. unsec. FRN (Sweden)	1.690	9/13/19	10,950,000	10,984,898

Societe Generale SA company guaranty sr. unsec. unsub. FRN (France)	2.228	10/1/18	14,625,000	14,752,545

Standard Chartered Bank 144A unsec. sub. notes (United Kingdom)	6.400	9/26/17	9,105,000	9,275,637

Standard Chartered PLC 144A sr. unsec. FRN (United Kingdom)	2.182	8/19/19	11,945,000	12,043,116

State Street Corp. jr. unsec. sub. notes	4.956	3/15/18	17,300,000	17,763,848

State Street Corp. sr. unsec. unsub. notes	1.350	5/15/18	16,000,000	15,985,920

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRB (Japan)	1.738	1/16/18	6,600,000	6,615,833

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.893	7/23/18	9,250,000	9,304,140

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	1.478	7/11/17	5,000,000	5,001,140

Sumitomo Mitsui Banking Corp. 144A company guaranty sr. unsec. FRN (Japan)	1.828	10/19/18	10,000,000	10,024,540

SunTrust Bank/Atlanta, GA sr. unsec. FRN	1.700	1/31/20	14,850,000	14,939,753

SunTrust Banks, Inc. sr. unsec. notes	6.000	9/11/17	2,100,000	2,132,075

Svenska Handelsbanken AB company guaranty sr. unsec. FRN Ser. BKNT (Sweden)	1.590	9/6/19	5,000,000	5,017,730

Toronto-Dominion Bank (The) sr. unsec. FRN Ser. GMTN (Canada)	1.693	7/23/18	10,000,000	10,048,740

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN (Canada)	1.684	8/13/19	6,000,000	6,044,814

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	1.594	11/5/19	2,500,000	2,516,808

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	1.578	1/18/19	4,950,000	4,969,350

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	1.420	3/13/18	10,000,000	10,011,760

U.S. Bancorp sr. unsec. unsub. FRN Ser. MTN	1.529	11/15/18	10,000,000	10,048,430

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	1.652	10/28/19	19,400,000	19,541,154

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	1.320	9/11/17	10,188,000	10,192,636

U.S. Bank, NA/Cincinnati, OH sr.unsec. FRN	1.473	1/24/20	9,900,000	9,922,928

UBS AG/Stamford CT sr. unsec. unsub. FRN	1.905	6/1/20	9,400,000	9,418,791

UBS AG/Stamford, CT sr. unsec. FRN Ser. GMTN	1.853	3/26/18	16,845,000	16,907,377

UBS AG/Stamford, CT sr. unsec. FRN Ser. GMTN	1.676	8/14/19	26,150,000	26,275,598

Wells Fargo & Co. sr. unsec. FRN	1.613	4/22/19	4,839,000	4,857,301

Wells Fargo & Co. sr. unsec. unsub. FRN	1.783	4/23/18	8,000,000	8,034,768

Wells Fargo & Co. sr. unsec. unsub. FRN	1.521	9/14/18	12,933,000	12,961,116

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN	2.033	7/22/20	9,897,000	10,020,129

Wells Fargo & Co. sr. unsec. unsub. FRN Ser. N	1.852	1/30/20	19,753,000	19,860,693

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT	1.893	1/22/18	7,825,000	7,860,173

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.793	11/23/18	10,000,000	10,076,960

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.612	8/19/19	12,200,000	12,248,105

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.530	3/6/20	14,900,000	14,908,910

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	1.482	5/25/18	11,000,000	11,025,267

				1,582,588,123
Basic materials (0.2%)

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN	1.700	5/1/20	11,725,000	11,770,024

				11,770,024
Capital goods (0.6%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	1.351	12/15/17	10,000,000	9,999,490

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN	1.448	1/16/18	6,000,000	6,009,312

John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN	1.440	10/9/19	10,000,000	10,017,310

United Technologies Corp. sr. unsec. unsub. FRN	1.384	11/1/19	10,000,000	10,066,260

				36,092,372
Communication services (1.4%)

AT&T, Inc. sr. unsec. unsub. FRN	1.962	11/27/18	10,000,000	10,086,290

AT&T, Inc. sr. unsec. unsub. notes	1.700	6/1/17	22,587,000	22,595,199

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. FRN (Netherlands)	1.738	1/17/20	12,750,000	12,776,329

Deutsche Telekom International Finance BV 144A company guaranty sr. unsec. unsub. FRN (Netherlands)	1.602	9/19/19	1,345,000	1,347,075

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.506	6/9/17	13,000,000	13,004,641

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.409	8/15/19	23,331,000	23,305,639

				83,115,173
Conglomerates (1.1%)

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN Ser. MTN	1.304	8/7/18	4,062,000	4,071,050

General Electric Co. sr. unsec. FRN Ser. GMTN	1.775	1/9/20	15,149,000	15,320,608

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	1.477	3/16/20	24,750,000	24,789,105

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	1.440	9/13/19	15,000,000	15,041,400

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (Netherlands)	1.332	5/25/18	10,000,000	10,019,880

				69,242,043
Consumer cyclicals (3.4%)

BMW US Capital, LLC 144A company guaranty sr. unsec. unsub. FRN	1.530	4/6/20	9,800,000	9,802,362

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.890	7/5/19	10,000,000	10,073,040

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.792	10/30/19	15,000,000	15,078,300

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.780	1/6/20	9,750,000	9,794,606

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.745	8/3/17	2,450,000	2,454,459

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	1.374	8/1/17	6,000,000	6,003,792

Ford Motor Credit Co., LLC sr. unsec. unsub. FRB	1.964	11/4/19	4,875,000	4,912,021

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.670	12/6/17	15,000,000	15,012,495

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	1.626	9/8/17	5,950,000	5,950,000

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN Ser. 1	1.950	3/12/19	8,700,000	8,723,621

General Motors Financial Co., Inc. company guaranty sr. unsec. FRN	2.420	10/4/19	4,950,000	5,017,810

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	2.629	5/9/19	7,535,000	7,655,952

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. FRN	2.515	4/10/18	16,790,000	16,943,897

Moody's Corp. sr. unsec. unsub. FRN	1.414	9/4/18	21,750,000	21,791,934

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.950	4/6/18	5,000,000	5,025,070

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.735	1/13/20	10,250,000	10,272,140

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	1.640	9/13/19	15,000,000	15,043,905

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.598	10/18/19	8,500,000	8,535,581

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.548	1/17/19	2,105,000	2,114,656

Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.237	5/16/17	10,272,000	10,273,222

Walt Disney Co. (The) sr. unsec. unsub. FRN	1.475	1/8/19	15,000,000	15,048,450

				205,527,313
Consumer finance (2.1%)

American Express Bank FSB sr. unsec. unsub. FRN Ser. BKNT	1.288	6/12/17	12,340,000	12,342,678

American Express Co. sr. unsec. unsub. FRN	1.640	5/22/18	7,860,000	7,892,721

American Express Credit Corp. sr. unsec. FRN Ser. MTN	1.502	5/3/19	6,835,000	6,837,167

American Express Credit Corp. sr. unsec. unsub. FRN	1.702	3/18/19	10,921,000	10,977,582

American Express Credit Corp. sr. unsec. unsub. FRN Ser. MTN	1.742	10/30/19	5,000,000	5,010,500

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.615	7/13/18	7,000,000	7,034,104

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.430	12/11/17	15,000,000	15,022,125

American Honda Finance Corp. sr. unsec. unsub. FRN Ser. MTN	1.377	2/14/20	14,700,000	14,737,265

Capital One Bank USA NA sr. unsec. notes Ser. BKNT	1.300	6/5/17	18,700,000	18,701,085

Synchrony Financial sr. unsec. unsub. FRN	2.579	11/9/17	15,000,000	15,078,750

Synchrony Financial sr. unsec. unsub. notes	1.875	8/15/17	15,135,000	15,139,495

				128,773,472
Consumer staples (0.9%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	1.434	2/1/19	3,874,000	3,886,765

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes	1.450	7/15/19	10,340,000	10,211,546

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. FRN (Netherlands)	1.782	10/28/19	28,600,000	28,709,138

PepsiCo, Inc. sr. unsec. unsub. FRN	1.640	2/22/19	4,230,000	4,270,100

PepsiCo, Inc. sr. unsec. unsub. FRN	1.505	10/13/17	10,510,000	10,528,277

				57,605,826
Energy (1.8%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.574	5/10/19	2,000,000	2,007,602

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	1.386	8/14/18	15,000,000	15,033,285

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes (United Kingdom)	1.846	5/5/17	28,766,000	28,767,093

Chevron Corp. sr. unsec. FRN	1.449	11/15/19	9,800,000	9,872,598

Chevron Corp. sr. unsec. FRN	1.303	3/3/20	24,950,000	24,994,561

Exxon Mobil Corp. sr. unsec. unsub. notes	1.439	3/1/18	9,000,000	9,008,991

Total Capital International SA company guaranty sr. unsec. unsub. FRN (France)	1.502	6/19/19	4,525,000	4,535,362

Total Capital International SA company guaranty sr. unsec. unsub. notes (France)	1.550	6/28/17	14,200,000	14,199,929

				108,419,421
Financial (1.9%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.652	3/7/18	10,000,000	10,050,830

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.475	1/10/20	19,750,000	19,831,765

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	1.456	1/12/18	10,000,000	10,024,610

Macquarie Group Ltd. 144A sr. unsec. notes (Australia)	4.875	8/10/17	6,200,000	6,254,107

Morgan Stanley sr. unsec. unsub. FRN	2.117	6/16/20	6,042,000	6,101,206

Morgan Stanley sr. unsec. unsub. FRN	2.003	1/24/19	28,420,000	28,655,971

Morgan Stanley sr. unsec. unsub. FRN	1.890	1/5/18	1,718,000	1,725,087

Morgan Stanley sr. unsec. unsub. FRN Ser. 3NC2	1.842	2/14/20	24,600,000	24,667,010

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. FRN (Jersey)	2.597	9/24/20	6,700,000	6,834,744

				114,145,330
Health care (1.0%)

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN (Luxembourg)	2.200	3/12/18	10,000,000	10,062,740

Amgen, Inc. sr. unsec. FRN	1.430	5/22/17	22,950,000	22,954,452

AstraZeneca PLC sr. unsec. unsub. FRN (United Kingdom)	1.567	11/16/18	10,000,000	10,059,020

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	1.430	10/6/17	16,595,000	16,595,564

UnitedHealth Group, Inc. sr. unsec. notes	6.000	2/15/18	1,526,000	1,579,442

				61,251,218
Insurance (1.7%)

Jackson National Life Global Funding 144A sr. FRN	1.738	10/13/17	10,222,000	10,244,764

Metropolitan Life Global Funding I 144A FRN	1.582	12/19/18	10,000,000	10,030,380

Metropolitan Life Global Funding I 144A FRN	1.461	9/14/18	25,000,000	25,060,150

New York Life Global Funding 144A FRN	1.550	4/6/18	10,600,000	10,635,796

New York Life Global Funding 144A FRN	1.543	10/24/19	15,000,000	15,065,850

New York Life Global Funding 144A FRN	1.411	12/15/17	10,000,000	10,015,110

Principal Life Global Funding II 144A FRN	1.355	2/22/19	10,000,000	9,996,440

Principal Life Global Funding II 144A sr. FRN	1.555	12/1/17	10,000,000	10,029,510

				101,078,000
Investment banking/Brokerage (0.9%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN	1.920	12/13/19	10,000,000	10,032,930

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	2.139	11/15/18	10,000,000	10,115,540

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.931	12/15/17	11,719,000	11,756,489

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	1.725	6/4/17	18,400,000	18,409,090

Macquarie Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	1.797	10/27/17	4,385,000	4,395,642

				54,709,691
Real estate (1.3%)

Boston Properties LP sr. unsec. unsub. notes(R)	3.700	11/15/18	28,600,000	29,289,689

Brandywine Operating Partnership LP company guaranty sr. unsec. unsub. notes(R)	5.700	5/1/17	23,408,000	23,408,000

ERP Operating LP sr. unsec. notes(R)	5.750	6/15/17	18,153,000	18,241,024

Realty Income Corp. sr. unsec. notes(R)	5.375	9/15/17	3,335,000	3,381,156

Realty Income Corp. sr. unsec. notes(R)	2.000	1/31/18	2,100,000	2,104,290

				76,424,159
Technology (0.8%)

Apple, Inc. sr. unsec. FRN	1.238	2/7/20	25,000,000	25,074,850

Cisco Systems, Inc. sr. unsec. FRN	1.441	6/15/18	10,000,000	10,032,120

Cisco Systems, Inc. sr. unsec. unsub. FRN	1.652	2/21/18	5,000,000	5,028,550

Qualcomm, Inc. sr. unsec. unsub. FRN	1.322	5/18/18	10,000,000	9,998,320

				50,133,840
Transportation (—%)

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18	6.900	1/2/18	397,891	404,059

				404,059
Utilities and power (1.1%)

DTE Energy Co. sr. unsec. notes	1.500	10/1/19	7,000,000	6,893,572

Edison International sr. unsec. notes	2.125	4/15/20	10,000,000	10,023,770

Enbridge, Inc. sr. unsec. unsub. FRN (Canada)	1.514	6/2/17	14,200,000	14,201,221

Exelon Corp. sr. unsec. unsub. notes	1.550	6/9/17	12,380,000	12,381,114

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. notes	1.649	9/1/18	7,000,000	6,979,427

Sempra Energy sr. unsec. unsub. notes	1.625	10/7/19	10,000,000	9,920,400

Xcel Energy, Inc. sr. unsec. unsub. notes	1.200	6/1/17	5,000,000	4,999,745

				65,399,249

Total corporate bonds and notes (cost $2,799,844,974)				$2,806,679,313

COMMERCIAL PAPER (42.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	1.125	7/5/17	$6,000,000	$5,987,092

Aegon NV 144A (Netherlands)	1.405	7/18/17	34,500,000	34,395,286

Agrium, Inc. (Canada)	1.271	5/23/17	19,500,000	19,483,872

Albemarle Corp.	1.421	5/3/17	2,300,000	2,299,557

Albemarle Corp. 144A	1.451	5/15/17	19,513,000	19,500,073

Amcor, Ltd./Australia (Australia)	1.313	5/16/17	29,750,000	29,732,760

American Electric Power Co., Inc.	1.252	5/10/17	700,000	699,734

American Electric Power Co., Inc.	1.322	5/9/17	10,000,000	9,996,532

American Electric Power Co., Inc.	1.272	5/3/17	3,276,000	3,275,494

American Electric Power Co., Inc.	1.262	5/2/17	4,450,000	4,449,452

American Electric Power Co., Inc. 144A	1.252	6/1/17	19,750,000	19,727,113

American Express Credit Corp.	1.002	5/16/17	12,000,000	11,993,376

Assa Abloy Financial Services AB (Sweden)	1.365	7/28/17	21,000,000	20,927,117

Assa Abloy Financial Services AB (Sweden)	1.314	6/28/17	23,500,000	23,448,154

Autonation, Inc.	1.370	5/1/17	46,000,000	45,994,691

AutoZone, Inc.	1.201	5/31/17	20,000,000	19,977,542

AutoZone, Inc.	1.201	5/16/17	10,000,000	9,994,205

AutoZone, Inc.	1.201	5/12/17	20,000,000	19,991,086

B.A.T. International Finance PLC (United Kingdom)	1.455	7/26/17	25,000,000	24,915,450

B.A.T. International Finance PLC (United Kingdom)	1.435	7/24/17	20,000,000	19,934,122

Bank of New York Mellon Corp. (The)	1.003	6/12/17	20,000,000	19,977,626

Bank of Nova Scotia (The) 144A (Canada)	1.260	2/2/18	10,000,000	10,018,630

Barclays Bank PLC (United Kingdom)	1.235	6/26/17	20,000,000	19,957,520

Bell Canada, Inc. (Canada)	1.313	6/21/17	3,400,000	3,394,084

Bell Canada, Inc. (Canada)	1.303	6/5/17	8,600,000	8,589,715

Bell Canada, Inc. (Canada)	1.211	5/26/17	14,750,000	14,737,186

Bell Canada, Inc. 144A (Canada)	1.272	5/25/17	20,000,000	19,983,260

Berkshire Hathaway Energy Co.	1.211	5/5/17	24,750,000	24,744,610

BPCE SA (France)	1.078	5/8/17	10,000,000	9,997,392

Cabot Corp.	1.130	5/1/17	39,000,000	38,996,409

Canadian Imperial Bank of Commerce (Canada)	1.194	7/20/17	10,000,000	10,008,730

Canadian Natural Resources, Ltd. (Canada)	1.412	5/23/17	26,500,000	26,475,837

Canadian Natural Resources, Ltd. (Canada)	1.472	5/16/17	14,433,000	14,423,590

CenterPoint Energy Resources Corp.	1.333	5/22/17	10,000,000	9,992,100

CenterPoint Energy Resources Corp.	1.342	5/4/17	10,000,000	9,998,140

CenterPoint Energy, Inc.	1.252	5/4/17	10,000,000	9,998,140

CenterPoint Energy, Inc.	1.262	5/3/17	13,400,000	13,397,931

Church & Dwight Co. Inc. 144A	1.181	5/11/17	33,400,000	33,386,226

Clorox Co. (The) 144A	1.121	6/2/17	13,700,000	13,683,644

Comcast Corp.	1.202	5/12/17	14,600,000	14,593,493

Commonwealth Bank of Australia 144A (Australia)	1.187	2/15/18	10,000,000	10,019,670

CRH America Finance, Inc.	1.272	6/5/17	14,000,000	13,981,779

CRH America Finance, Inc.	1.262	5/10/17	10,000,000	9,996,203

CRH America Finance, Inc.	1.265	5/1/17	11,000,000	10,998,987

CRH America Finance, Inc. 144A	1.241	5/25/17	10,000,000	9,990,978

Danske Corp. (Denmark)	1.084	6/19/17	5,000,000	4,991,644

Danske Corp. (Denmark)	1.084	6/1/17	6,000,000	5,993,614

DnB Bank ASA (Norway)	1.029	6/23/17	20,000,000	19,970,849

DnB Bank ASA 144A (Norway)	1.269	1/19/18	10,000,000	10,018,890

Dollar General Corp.	1.201	5/12/17	24,500,000	24,487,928

Dollar General Corp.	1.200	5/2/17	20,000,000	19,997,238

Dominion Resources, Inc./VA	1.303	6/26/17	10,000,000	9,978,760

Dominion Resources, Inc./VA	1.232	5/31/17	24,700,000	24,672,264

Dominion Resources, Inc./VA	1.191	5/17/17	14,400,000	14,391,169

Duke Energy Corp.	1.263	6/21/17	14,750,000	14,721,724

Duke Energy Corp.	1.310	6/19/17	16,700,000	16,669,340

E. I. du Pont de Nemours & Co.	1.201	5/18/17	19,750,000	19,737,108

E. I. du Pont de Nemours & Co.	1.192	5/2/17	10,000,000	9,998,738

Electricite De France SA (France)	1.231	5/30/17	20,000,000	19,979,484

Enbridge Energy Partners LP	1.652	5/19/17	9,750,000	9,742,561

Enbridge Energy Partners LP 144A	1.622	5/2/17	19,000,000	18,997,285

Enbridge US, Inc.	1.261	5/25/17	7,700,000	7,693,053

Energy Transfer Partners LP	1.450	5/1/17	46,000,000	45,994,691

Eni Finance USA, Inc.	1.192	5/9/17	25,000,000	24,992,017

Enterprise Products Operating, LLC 144A	1.251	5/11/17	25,000,000	24,989,690

ERP Operating LP	1.251	5/26/17	8,000,000	7,992,483

Exelon Generation Co., LLC	1.190	5/5/17	23,000,000	22,994,991

Experian Finance PLC (United Kingdom)	1.191	5/12/17	15,000,000	14,993,589

Experian Finance PLC (United Kingdom)	1.060	5/5/17	5,000,000	4,998,940

Florida Power & Light Co.	1.254	7/6/17	17,100,000	17,060,965

Florida Power & Light Co.	1.274	6/23/17	4,052,000	4,044,669

Fortive Corp.	1.150	5/4/17	8,400,000	8,398,438

Glencore Funding, LLC 144A	1.190	5/3/17	20,000,000	19,996,264

Hawaiian Electric Co., Inc.	1.400	5/4/17	3,150,000	3,149,323

Hawaiian Electric Industries, Inc.	1.350	5/2/17	2,250,000	2,249,679

HSBC USA, Inc. 144A	1.249	5/3/17	2,500,000	2,500,188

HSBC USA, Inc. 144A	1.156	10/6/17	19,750,000	19,753,042

Humana, Inc.	1.302	5/18/17	3,900,000	3,897,168

Humana, Inc.	1.251	5/10/17	25,000,000	24,989,200

Humana, Inc. 144A	1.402	5/11/17	14,600,000	14,593,162

Intesa Funding, LLC (Spain)	1.303	6/8/17	20,000,000	19,972,484

Intesa Funding, LLC (Spain)	1.303	6/6/17	24,700,000	24,667,863

Kansas City Southern	1.401	5/11/17	25,000,000	24,987,380

Kinder Morgan, Inc./DE	1.450	5/1/17	39,400,000	39,395,452

Kraft Heinz Co. (The)	1.272	5/30/17	15,000,000	14,981,027

Kraft Heinz Co. (The)	1.251	5/26/17	15,000,000	14,983,468

Kraft Heinz Co. (The)	1.261	5/2/17	5,000,000	4,999,230

Lloyds Bank PLC (United Kingdom)	0.992	5/8/17	10,000,000	9,997,572

LyondellBasell Investment LLC	1.172	5/31/17	19,000,000	18,978,665

Macquarie Bank, Ltd. (Australia)	1.073	5/4/17	20,000,000	19,997,316

Marriott International, Inc./MD	1.371	6/19/17	24,000,000	23,955,939

Marriott International, Inc./MD 144A	1.332	5/15/17	21,500,000	21,488,263

Marsh & McLennan Companies, Inc.	1.201	6/1/17	12,000,000	11,986,094

Marsh & McLennan Companies, Inc.	1.181	5/18/17	18,000,000	17,988,350

McKesson Corp.	1.181	5/9/17	24,500,000	24,491,503

Medtronic Global Holdings SCA (Luxembourg)	1.042	5/8/17	20,000,000	19,993,922

Mizuho Bank Ltd./New York, NY	1.103	6/9/17	7,000,000	6,992,405

Mizuho Bank Ltd./NY	1.164	7/20/17	7,000,000	6,982,409

Mizuho Bank Ltd./NY	1.051	5/4/17	9,340,000	9,338,646

Mohawk Industries, Inc.	1.191	5/18/17	21,000,000	20,986,408

Molson Coors Brewing Co.	1.351	5/23/17	20,000,000	19,983,458

Mondelez International, Inc.	1.191	5/17/17	10,000,000	9,993,867

Moody's Corp.	1.251	5/19/17	20,000,000	19,986,374

National Grid USA	1.153	5/17/17	20,000,000	19,987,734

Nationwide Building Society (United Kingdom)	1.216	6/1/17	24,750,000	24,724,825

Nationwide Building Society (United Kingdom)	1.134	5/30/17	9,000,000	8,991,416

Nationwide Building Society 144A (United Kingdom)	1.154	8/2/17	18,000,000	17,942,305

NextEra Energy Capital Holdings, Inc.	1.252	5/22/17	20,000,000	19,984,200

NextEra Energy Capital Holdings, Inc.	1.212	5/9/17	10,160,000	10,156,476

NiSource Finance Corp.	1.271	5/16/17	10,000,000	9,994,205

NiSource Finance Corp.	1.269	5/10/17	34,750,000	34,736,805

NiSource Finance Corp.	1.251	5/9/17	3,900,000	3,898,647

Nissan Motor Acceptance Corp.	1.053	5/15/17	5,000,000	4,997,271

Nissan Motor Acceptance Corp. 144A	1.183	6/8/17	20,000,000	19,971,801

Nordea Bank AB (Sweden)	1.157	7/25/17	10,000,000	9,974,749

NRW Bank (Germany)	1.113	7/20/17	23,000,000	22,943,153

NRW Bank (Germany)	1.103	7/6/17	19,500,000	19,460,756

NRW.Bank (Germany)	1.134	8/7/17	20,000,000	19,938,502

Omnicom Capital, Inc.	1.171	5/19/17	8,300,000	8,294,345

ONEOK Partners LP	1.501	5/19/17	10,000,000	9,993,187

ONEOK Partners LP	1.531	5/9/17	8,000,000	7,997,226

ONEOK Partners LP	1.501	5/8/17	13,700,000	13,695,695

ONEOK Partners LP	1.371	5/1/17	14,700,000	14,698,646

PPL Electric Utilities Corp.	1.251	5/10/17	10,000,000	9,996,203

Rabobank Nederland NV/New York, NY (Netherlands)	1.208	8/7/17	25,000,000	24,924,600

Schlumberger Holdings Corp.	1.202	6/8/17	15,700,000	15,679,651

Schlumberger Holdings Corp.	1.103	5/24/17	10,000,000	9,991,947

Sempra Global	1.425	8/3/17	25,000,000	24,906,436

Simon Property Group LP	1.043	6/14/17	25,000,000	24,970,690

Simon Property Group LP	1.003	6/5/17	3,200,000	3,197,017

Simon Property Group LP	0.982	5/22/17	10,000,000	9,994,253

Simon Property Group LP	1.095	5/15/17	27,750,000	27,738,822

Southern Co. (The)	1.251	5/22/17	20,000,000	19,984,200

Southern Co. (The)	1.272	5/1/17	15,000,000	14,998,619

Southern Company Gas Capital Corp.	1.251	5/16/17	10,000,000	9,994,205

Standard Chartered Bank/New York, NY	1.124	6/9/17	10,000,000	9,988,730

Suncor Energy, Inc. (Canada)	1.252	6/13/17	10,000,000	9,984,041

Suncor Energy, Inc. (Canada)	1.252	6/2/17	19,500,000	19,476,719

Suncorp-Metway Ltd. 144A (Australia)	1.185	6/28/17	24,750,000	24,700,849

Swedbank AB (Sweden)	1.177	7/28/17	14,750,000	14,712,231

Swedbank AB (Sweden)	1.008	6/13/17	10,000,000	9,988,181

Textron, Inc.	1.301	5/17/17	19,500,000	19,486,569

Total Capital Canada Ltd. (Canada)	0.932	5/17/17	25,000,000	24,988,429

TransCanada PipeLines, Ltd. (Canada)	1.131	5/15/17	1,500,000	1,499,181

Tyco Electronics Group SA (Luxembourg)	1.130	5/1/17	37,000,000	36,996,593

Tyson Foods, Inc.	1.251	5/8/17	23,600,000	23,592,500

UDR, Inc. 144A	1.250	5/3/17	52,500,000	52,491,894

United Technologies Corp.	1.151	5/2/17	15,300,000	15,298,115

UnitedHealth Group, Inc.	1.202	5/24/17	42,750,000	42,715,574

Westar Energy, Inc.	1.201	5/4/17	24,000,000	23,995,536

Westpac Banking Corp. 144A (Australia)	1.321	11/2/17	5,000,000	5,009,360

Westpac Banking Corp. 144A FRN (Australia)	1.426	9/22/17	9,000,000	9,016,695

Whirlpool Corp.	1.201	5/18/17	4,000,000	3,997,411

Whirlpool Corp.	1.181	5/2/17	19,900,000	19,897,548

WPP CP, LLC	1.271	5/26/17	15,000,000	14,985,907

WPP CP, LLC	1.251	5/17/17	14,000,000	13,991,414

Wyndham Worldwide Corp.	1.451	5/8/17	9,750,000	9,746,225

Wyndham Worldwide Corp.	1.501	5/2/17	10,000,000	9,998,460

Wyndham Worldwide Corp.	1.351	5/1/17	3,000,000	2,999,654

Total commercial paper (cost $2,573,196,219)				$2,573,139,234

CERTIFICATES OF DEPOSIT (5.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	1.151	8/2/17	$7,000,000	$6,999,825

Bank of Montreal/Chicago, IL (Canada)	1.150	8/14/17	25,000,000	25,005,709

Bank of Nova Scotia/Houston	1.620	11/1/18	5,000,000	4,998,520

Bank of Nova Scotia/Houston FRN	1.436	9/7/17	5,000,000	5,005,200

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	1.703	2/22/19	10,000,000	10,014,110

Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY FRN (Japan)	1.672	8/17/17	5,000,000	5,008,575

Barclays Bank PLC/New York, NY FRN (United Kingdom)	1.606	7/31/17	5,000,000	5,005,735

Canadian Imperial Bank of Commerce/New York, NY FRN	1.537	8/16/17	7,500,000	7,512,428

Canadian Imperial Bank of Commerce/New York, NY FRN	1.485	2/2/18	24,500,000	24,556,448

Canadian Imperial Bank of Commerce/New York, NY FRN	1.454	5/24/17	500,000	500,182

Canadian Imperial Bank of Commerce/New York, NY FRN	1.334	6/2/17	15,550,000	15,555,536

Canadian Imperial Bank of Commerce/New York, NY FRN	1.313	3/20/18	10,000,000	10,006,370

Credit Suisse AG/New York, NY FRN	1.920	9/12/17	5,000,000	5,012,970

Credit Suisse AG/New York, NY FRN	1.834	8/24/17	5,000,000	5,010,840

Lloyds Bank PLC/New York, NY FRN (United Kingdom)	1.461	6/20/17	25,000,000	25,016,875

Mizuho Bank Ltd./New York, NY FRN	1.583	6/5/17	2,385,000	2,386,560

National Bank of Canada/New York, NY FRN	1.454	5/24/17	10,000,000	10,003,640

Nordea Bank AB/New York, NY FRN	1.442	3/7/19	10,000,000	9,996,350

Nordea Bank AB/New York, NY FRN	1.437	2/21/19	6,000,000	5,997,858

Nordea Bank Finland PLC/New York FRN	1.600	9/6/17	13,000,000	13,023,725

Royal Bank of Canada/New York, NY FRN (Canada)	1.555	10/13/17	10,000,000	10,018,790

Royal Bank of Canada/New York, NY FRN (Canada)	1.406	12/8/17	5,000,000	5,007,860

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.421	2/21/18	20,000,000	20,027,360

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.263	2/22/18	10,000,000	10,009,160

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	1.372	7/5/17	10,000,000	10,009,200

Svenska Handelsbanken/New York, NY (Sweden)	0.902	5/19/17	5,000,000	5,001,155

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.534	5/15/17	4,200,000	4,201,197

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.504	8/24/17	10,000,000	10,015,650

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.439	2/12/19	20,000,000	19,993,000

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.279	8/15/17	18,000,000	18,015,552

Swedbank AB/New York FRN	1.328	5/22/17	20,000,000	20,005,120

Toronto-Dominion Bank/NY (Canada)	1.514	11/20/17	10,000,000	10,018,460

Total certificates of deposit (cost $338,677,095)				$338,939,960

MORTGAGE-BACKED SECURITIES (2.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (1.2%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$130,430	$141,606
Ser. 3724, Class CM	5.500	6/15/37	209,384	233,691
Ser. 3316, Class CD	5.500	5/15/37	83,535	91,107
Ser. 2503, Class B	5.500	9/15/17	4,017	4,050
Ser. 2561, Class BD	5.000	2/15/18	39,608	40,217
Ser. 2541, Class JC	5.000	12/15/17	14,025	14,205
Ser. 2542, Class ES	5.000	12/15/17	2,635	2,670
Ser. 2519, Class AH	5.000	11/15/17	29,203	29,362
Ser. 2513, Class DB	5.000	10/15/17	2,881	2,898
Ser. 3539, Class PM	4.500	5/15/37	26,930	27,983
Ser. 2958, Class QD	4.500	4/15/20	11,148	11,280
Structured Agency Credit Risk Debt FRN Ser. 13-DN1, Class M1	4.391	7/25/23	58,118	58,920
Ser. 2854, Class DL	4.000	9/15/19	56,247	56,881
Ser. 2864, Class GB	4.000	9/15/19	45,137	45,909
Ser. 2783, Class AY	4.000	4/15/19	36,429	36,851
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2	3.891	7/25/28	574,000	598,567
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2	3.841	4/25/28	4,553,803	4,709,015
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2	3.791	5/25/28	4,410,186	4,558,898
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class M2	3.641	3/25/28	8,298,858	8,519,193
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO	3.641	10/25/24	1,998,329	2,014,995
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2	3.591	12/25/27	11,103,562	11,392,921
Ser. 3805, Class AK	3.500	4/15/24	11,680	11,721
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M2	3.391	1/25/25	303,763	305,394
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M2	3.391	10/25/24	215,533	215,807
Structured Agency Credit Risk Debt FRN Ser. 14-DN3, Class M2	3.391	8/25/24	1,325,845	1,330,479
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2	3.191	10/25/28	3,845,000	3,934,001
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2	3.191	3/25/25	4,398,590	4,451,710
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2	3.191	2/25/24	3,248,000	3,340,528
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M2	2.641	4/25/24	7,081,951	7,152,732
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1	2.091	12/25/28	3,844,600	3,857,932
Ser. 3611, PO	0.000	7/15/34	65,168	57,147

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	49,142	51,028
Ser. 10-110, Class AE	9.750	11/25/18	39,196	40,720
Ser. 05-48, Class AR	5.500	2/25/35	64,831	67,457
Ser. 08-8, Class PA	5.000	2/25/38	82,454	85,685
Ser. 09-15, Class MC	5.000	3/25/24	16,195	16,499
Ser. 02-73, Class OE	5.000	11/25/17	8,703	8,741
Ser. 09-100, Class PA	4.500	4/25/39	6,200	6,235
Ser. 11-60, Class PA	4.000	10/25/39	23,484	24,260
Ser. 11-36, Class PA	4.000	2/25/39	134,542	136,258
Ser. 03-43, Class YA	4.000	3/25/33	239,156	241,746
Ser. 10-109, Class JB	4.000	8/25/28	17,456	17,490
Ser. 04-27, Class HB	4.000	5/25/19	19,498	19,794
Ser. 03-128, Class NG	4.000	1/25/19	35,432	36,197
Ser. 11-20, Class PC	3.500	3/25/39	51,997	52,936
Ser. 10-155, Class A	3.500	9/25/25	20,385	20,747
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M1	3.141	9/25/28	636,014	644,848
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M1	3.091	8/25/28	514,232	520,451
Ser. 11-42, Class BJ	3.000	8/25/25	226,218	227,423
Ser. 10-43, Class KG	3.000	1/25/21	48,312	48,851
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1	2.991	10/25/28	227,702	231,825
Connecticut Avenue Securities FRB Ser. 13-C01, Class M1	2.991	10/25/23	74,022	74,749
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M1	2.941	8/25/28	520,621	526,905
Ser. 11-23, Class AB	2.750	6/25/20	26,915	27,056
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M1	2.691	4/25/28	83,857	84,094
Connecticut Avenue Securities FRB Ser. 14-C01, Class M1	2.591	1/25/24	422,956	426,992
Ser. 10-81, Class AP	2.500	7/25/40	95,065	95,041
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1	2.341	1/25/29	7,606,696	7,662,673
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M1	1.941	5/25/24	17,188	17,215
FRB Ser. 10-90, Class GF	1.491	8/25/40	1,760,824	1,750,611
FRB Ser. 06-74, Class FL	1.341	8/25/36	330,868	329,860
FRB Ser. 05-63, Class FC	1.241	10/25/31	906,616	903,640
Ser. 92-96, Class B, PO	0.000	5/25/22	8,798	8,612

Government National Mortgage Association
Ser. 10-39, Class PH	4.500	11/20/38	74,007	75,451
Ser. 09-109, Class NK	4.500	7/20/37	9,669	9,670
Ser. 09-32, Class AB	4.000	5/16/39	23,512	24,997
Ser. 10-32, Class CJ	4.000	1/20/38	19,391	19,434

				71,784,861
Commercial mortgage-backed securities (—%)

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	269,656	269,656

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2	5.115	7/15/41	133,687	133,794

				403,450
Residential mortgage-backed securities (non-agency) (1.4%)

Accredited Mortgage Loan Trust FRB Ser. 06-2, Class A3	1.141	9/25/36	1,155,214	1,143,662

BCAP, LLC Trust 144A
FRB Ser. 15-RR6, Class 3A1	1.578	5/26/46	2,651,869	2,613,948
FRB Ser. 12-RR10, Class 5A5	1.247	4/26/36	706,564	707,836

Bear Stearns Asset Backed Securities I Trust
FRB Ser. 05-FR1, Class M1	1.741	6/25/35	2,662,544	2,664,486
FRB Ser. 05-TC1, Class M1	1.651	5/25/35	2,032,394	2,012,070
FRB Ser. 05-EC1, Class M1	1.441	11/25/35	841,764	841,563

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-SD3, Class 1A	1.481	7/25/35	3,435,415	3,407,661
FRB Ser. 05-SD2, Class 1A3	1.391	3/25/35	819,038	815,639

Citigroup Mortgage Loan Trust 144A Ser. 13-11, Class 2A3	4.981	8/25/27	480,080	484,881

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH3, Class A4	1.231	10/25/36	929,018	915,083

Countrywide Asset-Backed Certificates Trust
FRB Ser. 05-16, Class 3AV	1.221	5/25/36	12,531,394	12,406,080
FRB Ser. 06-2, Class 1A1	1.191	6/25/36	8,854,142	8,781,435

CSMC Trust 144A FRB Ser. 14-5R, Class 6A1	1.132	10/27/36	4,784,597	4,790,142

First Franklin Mortgage Loan Trust FRB Ser. 06-FF1, Class 1A	1.211	1/25/36	3,327,593	3,312,930

GE-WMC Asset-Backed Pass-Through Certificates FRB Ser. 05-2, Class A1	1.216	12/25/35	7,307,638	7,237,937

GSAA Home Equity Trust FRB Ser. 05-6, Class A3	1.361	6/25/35	5,083,857	5,058,438

GSMSC Resecuritization Trust 144A FRB Ser. 09-6R, Class 3A1	3.040	2/26/36	2,853,126	2,898,244

Long Beach Mortgage Loan Trust FRB Ser. 06-WL3, Class 2A3	1.191	1/25/36	2,354,721	2,368,807

Merrill Lynch Mortgage Investors Trust FRB Ser. 06-FF1, Class M2	1.281	8/25/36	10,000,000	9,959,667

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-6AR, Class 1A2	1.261	11/25/35	74,731	74,590

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-1, Class M3	1.846	2/25/35	2,139,000	2,141,974

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C	1.401	11/25/35	1,357,480	1,351,099

Park Place Securities, Inc. FRB Ser. 05-WHQ2, Class M1	1.621	5/25/35	2,038,436	2,041,148

Residential Asset Mortgage Products Trust FRB Ser. 05-EFC2, Class M3	1.726	7/25/35	1,323,550	1,323,171

Residential Asset Mortgage Products, Inc. Trust FRB Ser. 06-RZ4, Class A2	1.171	10/25/36	5,996,122	5,985,473

Residential Asset Securities Corp., Trust FRB Ser. 05-KS11, Class M1	1.391	12/25/35	2,700,000	2,659,929

				87,997,893

Total mortgage-backed securities (cost $159,553,600)				$160,186,204

ASSET-BACKED COMMERCIAL PAPER (3.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CAFCO, LLC	1.187	8/8/17	$25,000,000	$24,928,175

CHARTA, LLC	1.309	7/11/17	25,750,000	25,690,613

Gotham Funding Corp. (Japan)	1.194	6/27/17	20,000,000	19,964,667

LMA-Americas, LLC (France)	1.134	6/1/17	14,000,000	13,986,791

LMA-Americas, LLC (France)	1.164	5/15/17	2,150,000	2,149,056

Manhattan Asset Funding Co., LLC (Japan)	1.051	5/18/17	5,000,000	4,997,375

Matchpoint Finance PLC (Ireland)	1.390	7/6/17	18,000,000	17,959,739

MetLife Short Term Funding, LLC	1.022	7/17/17	12,000,000	11,970,934

Old Line Funding, LLC 144A	0.955	5/12/17	25,000,000	25,004,700

Old Line Funding, LLC 144A	1.225	8/15/17	10,000,000	9,963,848

Sheffield Receivables Co. LLC (United Kingdom)	1.307	6/30/17	20,000,000	19,953,836

Thunder Bay Funding, LLC	1.047	6/12/17	15,000,000	15,007,605

Victory Receivables Corp. (Japan)	1.194	7/6/17	5,000,000	4,987,666

Total asset-backed commercial paper (cost $196,536,217)				$196,565,005

ASSET-BACKED SECURITIES (0.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A	2.159	6/10/19	$25,000,000	$25,000,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A	1.891	2/25/49	23,451,000	23,451,000

Total asset-backed securities (cost $48,451,000)				$48,451,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$35,214	$36,068

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	20,408	20,687

				56,755
U.S. Government Agency Mortgage Obligations (—%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	6,933	7,020

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	27,838	31,015

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	1,711	1,714

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	1,151	1,154

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	13,552	13,627

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	9,030	9,063

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	2,611	2,616

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	14,854	15,070

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	13,387	13,543

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	40,081	41,480

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	39,140	40,187

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	8,496	8,618

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	10,260	10,534

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	8,988	9,228

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	17,139	17,547

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	6,928	7,073

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	2,215	2,218

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	24,043	25,548

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	1,497	1,513

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	11,736	12,008

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	4,555	4,584

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	36,356	37,674

Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	44,419	45,671

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/18	18,642	18,876

Federal National Mortgage Association Pass-Through Certificates	5.500	4/1/18	19,347	19,589

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	41,627	42,820

				439,990

Total U.S. government and agency mortgage obligations (cost $515,961)				$496,745

TOTAL INVESTMENTS

Total investments (cost $6,116,775,066)(b)				$6,124,457,461

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,073,052,874.
(b)	The aggregate identified cost on a tax basis is $6,116,775,066, resulting in gross unrealized appreciation and depreciation of $8,499,807 and $817,412, respectively, or net unrealized appreciation of $7,682,395.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.3%
	Canada	6.9
	United Kingdom	5.9
	Australia	5.2
	Netherlands	4.6
	Sweden	2.7
	Japan	2.1
	France	1.6
	Luxembourg	1.1
	Germany	1.0
	Denmark	0.9
	Spain	0.7
	Norway	0.5
	Other	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$196,565,005	$—
Asset-backed securities	—	48,451,000	—
Certificates of deposit	—	338,939,960	—
Commercial paper	—	2,573,139,234	—
Corporate bonds and notes	—	2,806,679,313	—
Mortgage-backed securities	—	160,186,204	—
U.S. government and agency mortgage obligations	—	496,745	—

Totals by level	$—	$6,124,457,461	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017